Related Parties - Narrative (Details) - Related Party $ in Millions		12 Months Ended
	Oct. 30, 2012	Dec. 31, 2016 USD ($) director	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Number of directors on the conflicts committee | director		3
Portfolio Management Agreement
Related Party Transaction [Line Items]
Termination notice period		6 months
Apollo Asset Management Europe sub-advisory agreement
Related Party Transaction [Line Items]
Management fee payable, percentage		0.10%
German Special Investment Fund Advisory Fee
Related Party Transaction [Line Items]
Investment portfolio assets managed by affiliates		$ 258
Management fee payable, percentage		0.35%
Apollo Capital Efficient Fund I Advisory Fee
Related Party Transaction [Line Items]
Investment portfolio assets managed by affiliates		$ 84
Management fee payable, percentage		0.35%
Pro rata share of operating expenses		0.30%
Management fees associated with investment funds
Related Party Transaction [Line Items]
Due to related parties		$ 28	$ 35
Expenses from transactions with related parties		229	226	$ 222
Sub-advisory fees associated with investment funds management
Related Party Transaction [Line Items]
Due to related parties		11	24
Expenses from transactions with related parties		66	42	36
Transaction Advisory Services Agreement
Related Party Transaction [Line Items]
Expenses from transactions with related parties				228
Term of monitoring contract	10 years
Quarterly monitoring fee	0.50%
Athene Asset Management | Portfolio Management Agreement
Related Party Transaction [Line Items]
Investment portfolio assets managed by affiliates		$ 53,368
Investment portfolio assets, percentage rated at one or two by the NAIC		84.00%
Management fee payable, percentage		0.40%
Athene Asset Management | Service Fees
Related Party Transaction [Line Items]
Expenses from transactions with related parties		$ 6	$ 2	$ (13)